NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2020
NATURE OF OPERATIONS AND GOING CONCERN [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

ParcelPal Technology Inc. (“the Company” or “ParcelPal”) is a Vancouver, British Columbia based company that specializes in last-mile delivery service and logistics solutions, providing businesses with a smart, reliable and affordable delivery service powered by the Company’s licensed technology platform. (“ParcelPal”).  The Company was incorporated in Alberta on March 10, 1997.  On June 22, 2006, the Company moved its incorporation jurisdiction to British Columbia.  The Company’s shares are listed on the Canadian Securities Exchange (“CSE”) under the symbol “PKG”, on the OTCQB (over-the-counter) Market in the United States under the symbol PTNYF and on the Frankfurt Stock Exchange under the symbol “PTO”.

These financial statements have been prepared under the assumption that the Company will continue as a going concern.  The going concern basis of presentation assumes that the Company will be able to meet its obligations and continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business.  Realization values may be substantially different from the carrying values as shown, and these condensed interim financial statements do not give effect to adjustments that would be necessary to the carrying values and classifications of assets and liabilities should the Company be unable to continue as a going concern.

The Company has incurred losses and negative operating cash flows since its inception. The Company will require further financing to meet its financial obligations and sustain its operations in the normal course of the business.  These factors indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern. The Company’s ability to meet its long-term business strategy depends on its ability to obtain additional equity financing and to generate operational cash flow from delivery services revenue.

On March 11, 2020 the World Health Organization characterized the outbreak of a strain of the novel coronavirus (“COVID-19”) as a pandemic which has resulted in a series of public health and emergency measures that have been put in place to combat the spread of the virus. The duration and impact of COVID-19 is unknown at this time and it is not possible to reliably estimate the impact that the length and severity of these developments will have on the financial results and condition of the Company in future periods, including the possible impact on future financing opportunities.